BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—99.7%
COMMON STOCKS—95.8%
Bermuda—1.4%
Axis Capital Holdings Ltd.	68,315		$4,042,881
Everest Re Group Ltd.Ɨ	14,999		4,068,629
			8,111,510
Brazil—0.6%
Azul SA - ADR*	97,963		3,648,142
Canada—3.2%
Barrick Gold Corp.	444,588		7,423,746
Fairfax Financial Holdings Ltd.	7,617		3,440,695
Nutrien Ltd.Ɨ	50,052		2,373,466
Yamana Gold, Inc.	1,324,372		4,741,252
			17,979,159
China—0.3%
NetEase, Inc. - ADR	4,965		1,565,564
Denmark—1.5%
AP Moller - Maersk A/S, Class B	1,008		1,408,817
FLSmidth & Co., A/S	63,003		2,314,261
Novo Nordisk A/S, Class B	85,062		4,781,520
			8,504,598
Finland—0.8%
Sampo Oyj, Class A	114,797		4,641,917
France—8.4%
BNP Paribas SA	103,919		5,825,853
Capgemini SA	55,063		6,513,577
Cie Generale des Etablissements Michelin SCA	28,105		3,370,402
Danone SA	56,835		4,676,494
Dassault Aviation SA	3,521		4,790,957
Eiffage SA	79,895		8,720,740
Kering SA	5,635		3,393,332
Peugeot SA	133,079		3,211,280
TOTAL SA	138,457		7,262,699
			47,765,334
Germany—2.1%
Brenntag AG	74,283		3,958,728
HeidelbergCement AG	107,870		7,948,667
			11,907,395
Hong Kong—2.4%
CK Asset Holdings Ltd.	498,500		3,314,740
Melco Resorts & Entertainment Ltd. - ADR	256,280		5,453,639
WH Group Ltd.	4,823,500		4,953,183
			13,721,562
Hungary—1.0%
OTP Bank PLC	115,436		5,429,119
Ireland—1.0%
CRH PLC	156,144		5,960,503
Italy—0.9%
Leonardo SpA	429,441		5,014,020
Japan—11.2%
Bandai Namco Holdings, Inc.	67,500		4,094,312
Haseko Corp.	244,900		3,152,284
Hitachi Ltd.	174,200		6,860,698
Kamigumi Co. Ltd.	122,200		2,710,624
Koito Manufacturing Co. Ltd.	52,000		2,682,253
Mitsubishi Estate Co. Ltd.	199,000		3,649,774
Nintendo Co., Ltd.	16,500		6,389,389
Nippon Telegraph & Telephone Corp.	173,000		8,739,806
Seven & i Holdings Co., Ltd.	131,900		4,922,024
Shionogi & Co. Ltd.	80,000		4,709,169
Sony Corp.	243,200		15,432,964
			63,343,297
Netherlands—1.9%
ING Groep NV	535,901		6,162,729
NXP Semiconductors NV	38,213		4,416,658
			10,579,387
South Korea—2.1%
Hana Financial Group, Inc.	93,180		2,825,258
KB Financial Group, Inc.	88,311		3,450,427
KT Corp. - SP ADR	493,729		5,554,451
			11,830,136
Switzerland—0.6%
STMicroelectronics NV	142,751		3,489,586
Taiwan—0.6%
ChipMOS Technologies, Inc.	2,913,000		3,269,624
United Kingdom—5.8%
Avast PLC	529,610		3,064,803
Aviva PLC	675,166		3,521,485
GlaxoSmithKline PLC	194,888		4,427,743
Imperial Brands PLC	172,384		3,792,790
Next PLC	47,618		4,160,642
Nomad Foods Ltd.*Ɨ	172,228		3,616,788
Persimmon PLC	116,641		3,857,087
Tesco PLC	865,106		2,565,627
Tullow Oil PLC	2,183,999		3,697,444
			32,704,409
United States—50.0%
Activision Blizzard, Inc.	85,708		4,699,370
Allstate Corp., (The)Ɨ#	3,703		412,329
Alphabet, Inc., Class C*Ɨ	10,479		13,674,676
American Express Co.Ɨ	71,381		8,574,286
Berkshire Hathaway, Inc., Class B*Ɨ	88,161		19,421,868
Biogen, Inc.*Ɨ#	8,994		2,696,491
CDK Global, Inc.	61,917		3,315,655
CF Industries Holdings, Inc.	61,302		2,832,765
CH Robinson Worldwide, Inc.	30,135		2,315,875
Chubb Ltd.Ɨ#	30,911		4,682,398
Cigna Corp.Ɨ	37,133		7,423,629
Cisco Systems, Inc.Ɨ#	102,940		4,664,211
Citigroup, Inc.Ɨ	106,953		8,034,309
Comcast Corp., Class AƗ#	190,844		8,425,763
Corteva, Inc.Ɨ	223,198		5,807,612
CVS Health Corp.Ɨ	65,410		4,923,411
Diamondback Energy, Inc.	45,735		3,537,145
Dover Corp.	30,065		3,351,646
DuPont de Nemours, Inc.Ɨ	76,791		4,976,825
Eaton Corp. PLCƗ	35,111		3,247,768
Fox Corp., Class A	153,011		5,471,673
Goldman Sachs Group Inc., (The)	9,921		2,196,013
Johnson & Johnson#	40,329		5,544,834
Kansas City Southern#	36,403		5,548,545
Laboratory Corp. of America Holdings*Ɨ#	34,566		5,955,376
Lear Corp.Ɨ	17,210		2,070,535
Lennar Corp.	84,700		5,052,355
Marathon Petroleum Corp.	175,551		10,645,413
Masco Corp.Ɨ#	127,480		5,934,194
McKesson Corp.Ɨ	17,521		2,534,237
Medtronic PLC#	72,917		8,122,225
Microsoft Corp.Ɨ	101,742		15,401,704
Molson Coors Brewing Co., Class BƗ	42,300		2,135,304
Mosaic Co. (The)Ɨ	135,999		2,590,781
Newmont Goldcorp Corp.	75,313		2,892,019
Nexstar Media Group, Inc., Class A	27,184		2,927,989
Oracle Corp.Ɨ#	176,572		9,912,752
Owens Corning	87,609		5,875,060
Parsley Energy, Inc., Class AƗ	266,759		3,996,050
Pfizer, Inc.Ɨ	139,703		5,381,360
ProPetro Holding Corp.*	244,633		2,108,736
PulteGroup, Inc.#	90,766		3,598,872
Science Applications International Corp.	34,471		2,942,100
SYNNEX Corp.	36,492		4,481,583
TE Connectivity Ltd.Ɨ	41,486		3,846,167
Tyson Foods, Inc.	63,625		5,719,251
United Parcel Service, Inc., Class BƗ#	48,537		5,811,335
United Technologies Corp.Ɨ#	6,936		1,028,886
Verizon Communications, Inc.Ɨ#	133,504		8,042,281
Vistra Energy Corp.Ɨ	330,494		8,768,006
Wells Fargo & Co.Ɨ#	175,738		9,570,692
			283,124,360
TOTAL COMMON STOCKS
(Cost $468,989,933)			542,589,622
PREFERRED STOCKS—0.5%
Brazil—0.5%
Petroleo Brasileiro SA, 4.186%	386,900		2,661,154
TOTAL PREFERRED STOCKS
(Cost $2,573,589)			2,661,154

SHORT-TERM INVESTMENTS—3.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.52%(a)	19,404,359		19,404,359
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,404,359)			19,404,359
TOTAL INVESTMENTS—99.7%
(Cost $490,967,881)			564,655,135
SECURITIES SOLD SHORT—(47.5%)
COMMON STOCKS—(47.2%)
Australia—(2.1%)
Alumina Ltd.	(1,270,658)		(1,985,540)
Flight Centre Travel Group Ltd.	(60,926)		(1,818,199)
Fortescue Metals Group Ltd.	(345,575)		(2,275,723)
WiseTech Global Ltd.	(160,049)		(2,954,977)
Woodside Petroleum Ltd.	(121,984)		(2,846,476)
			(11,880,915)
Belgium—(0.7%)
Proximus SADP	(59,239)		(1,786,935)
Umicore SA	(44,848)		(1,925,638)
			(3,712,573)
Bermuda—(0.2%)
Hiscox Ltd.	(78,675)		(1,386,404)
Canada—(1.0%)
Shopify, Inc., Class A*	(6,465)		(2,177,089)
TC Energy Corp.	(72,961)		(3,691,168)
			(5,868,257)
China—(1.2%)
ANTA Sports Products Ltd.	(135,000)		(1,269,562)
BYD Co. Ltd., Class H	(735,000)		(3,477,566)
Pinduoduo, Inc. - ADR*	(48,590)		(1,746,811)
			(6,493,939)
Denmark—(0.5%)
Tryg A/S	(94,232)		(2,709,633)
France—(0.5%)
Hermes International	(1,978)		(1,482,085)
Remy Cointreau SA	(8,817)		(1,135,853)
			(2,617,938)
Germany—(1.2%)
Adidas AG	(10,064)		(3,135,263)
MTU Aero Engines AG	(7,338)		(1,986,489)
Wirecard AG	(13,645)		(1,801,072)
			(6,922,824)
Hong Kong—(1.4%)
HK Electric Investments & HK Electric Investments Ltd.	(2,214,000)		(2,169,257)
Hong Kong & China Gas Co. Ltd.	(1,131,720)		(2,155,690)
MTR Corp. Ltd.	(472,500)		(2,651,365)
Xinyi Glass Holdings Ltd.	(772,000)		(907,163)
			(7,883,475)
Ireland—(0.4%)
Ryanair Holdings PLC*	(130,374)		(1,992,101)
Italy—(0.8%)
Brembo SpA	(184,115)		(2,277,382)
Ferrari NV	(11,750)		(1,983,113)
			(4,260,495)
Japan—(5.1%)
Aeon Co., Ltd.	(86,800)		(1,773,181)
Canon, Inc.	(135,600)		(3,756,336)
Kose Corp.	(15,500)		(2,471,252)
McDonald's Holdings Co. Japan Ltd.	(23,200)		(1,147,391)
Mercari, Inc.*	(116,900)		(2,580,570)
Mitsubishi Chemical Holdings Corp.	(340,800)		(2,529,153)
Mitsui Chemicals, Inc.	(90,200)		(2,163,012)
Nidec Corp.	(13,700)		(2,027,760)
Nissan Motor Co. Ltd.	(232,300)		(1,434,456)
Seiko Epson Corp.	(164,700)		(2,509,454)
Sharp Corp.	(54,900)		(829,855)
Sony Financial Holdings, Inc.	(79,300)		(1,841,448)
Yamaha Corp.	(26,400)		(1,455,826)
Yaskawa Electric Corp.	(65,800)		(2,420,587)
			(28,940,281)
Luxembourg—(0.5%)
Eurofins Scientific SE	(4,979)		(2,614,374)
Netherlands—(0.3%)
Takeaway.com NV*	(21,618)		(1,943,235)
Norway—(0.4%)
Tomra Systems ASA	(77,155)		(2,297,190)
Sweden—(0.9%)
Autoliv, Inc.	(32,753)		(2,676,575)
BillerudKorsnas AB	(211,453)		(2,407,906)
			(5,084,481)
Switzerland—(0.6%)
Credit Suisse Group AG*	(91,584)		(1,198,887)
VAT Group AG*	(16,101)		(2,328,339)
			(3,527,226)
United Kingdom—(3.6%)
ASOS PLC*	(19,296)		(799,624)
Croda International PLC	(60,572)		(3,899,564)
GW Pharmaceuticals PLC - ADR*	(13,473)		(1,375,728)
NMC Health PLC	(34,264)		(1,111,320)
Pennon Group PLC	(202,075)		(2,383,441)
Renishaw PLC	(71,213)		(3,642,989)
Severn Trent PLC	(104,717)		(3,037,689)
Standard Chartered PLC	(343,011)		(3,086,060)
Weir Group PLC, (The)	(64,997)		(1,171,181)
			(20,507,596)
United States—(25.8%)
8x8, Inc.*	(65,148)		(1,336,837)
AAON, Inc.	(56,030)		(2,766,201)
ABIOMED, Inc.*	(9,177)		(1,800,344)
Align Technology, Inc.*	(10,388)		(2,881,008)
Allogene Therapeutics, Inc.*	(52,217)		(1,471,475)
AO Smith Corp.	(39,815)		(1,927,046)
Appian Corp.*	(39,982)		(1,722,425)
Axon Enterprise, Inc.*	(36,232)		(2,673,922)
Ball Corp.	(25,405)		(1,678,254)
Blackbaud, Inc.	(17,949)		(1,487,613)
Blackline, Inc.*	(30,396)		(1,635,913)
Brunswick Corp.	(71,858)		(4,223,095)
Carvana Co.*	(39,279)		(3,744,074)
Casey's General Stores, Inc.	(10,215)		(1,775,060)
Choice Hotels International, Inc.	(24,902)		(2,421,719)
Cogent Communications Holdings, Inc.	(41,842)		(2,622,657)
Cognex Corp.	(39,134)		(1,963,744)
Community Bank System, Inc.	(63,624)		(4,316,888)
Compass Minerals International, Inc.	(46,166)		(2,551,595)
Cree, Inc.*	(32,502)		(1,436,913)
Cubic Corp.	(27,767)		(1,653,525)
Ecolab, Inc.	(10,536)		(1,966,755)
First Financial Bankshares, Inc.	(61,556)		(2,127,991)
Freshpet, Inc.*	(20,763)		(1,115,804)
Glaukos Corp.*	(28,123)		(1,803,528)
Greif, Inc.	(59,995)		(2,588,784)
Guidewire Software, Inc.*	(21,118)		(2,572,806)
Hamilton Lane, Inc., Class A	(30,720)		(1,781,760)
Healthcare Services Group, Inc.	(47,045)		(1,183,182)
Hormel Foods Corp.	(80,617)		(3,589,875)
Iron Mountain, Inc.	(72,717)		(2,335,670)
John Bean Technologies Corp.	(28,163)		(3,085,257)
KKR & Co., Inc., Class A	(101,471)		(2,992,380)
Leggett & Platt, Inc.	(41,914)		(2,192,940)
M&T Bank Corp.	(13,699)		(2,256,773)
Manhattan Associates, Inc.*	(24,309)		(2,030,045)
Martin Marietta Materials, Inc.	(8,430)		(2,262,612)
Matador Resources Co.*	(204,268)		(2,876,093)
Middleby Corp., (The)*	(14,085)		(1,630,480)
MongoDB, Inc.*	(12,982)		(1,930,423)
Monro, Inc.	(13,467)		(988,478)
National Instruments Corp.	(26,738)		(1,126,205)
Netflix, Inc.*	(11,455)		(3,604,430)
Nevro Corp.*	(15,458)		(1,727,895)
Occidental Petroleum Corp.	(53,294)		(2,055,550)
Power Integrations, Inc.	(18,053)		(1,651,669)
Prosperity Bancshares, Inc.	(27,383)		(1,923,656)
Public Storage	(7,578)		(1,596,533)
RLI Corp.	(52,161)		(4,765,951)
Roku, Inc.*	(12,240)		(1,962,929)
Select Medical Holdings Corp.*	(103,048)		(2,278,391)
SiteOne Landscape Supply, Inc.*	(24,042)		(2,133,968)
Snap, Inc., Class A*	(87,959)		(1,341,375)
Tabula Rasa HealthCare, Inc.*	(36,050)		(1,608,190)
Tesla, Inc.*	(15,382)		(5,075,137)
TransDigm Group, Inc.	(2,250)		(1,275,975)
Trex Co., Inc.*	(13,622)		(1,172,309)
Trinity Industries, Inc.	(68,734)		(1,446,163)
Triumph Group, Inc.	(63,332)		(1,754,930)
Trustmark Corp.	(74,332)		(2,554,047)
Universal Display Corp.	(7,266)		(1,411,202)
Vail Resorts, Inc.	(8,930)		(2,167,043)
Wayfair, Inc. Class A*	(10,530)		(894,208)
Westamerica Bancorporation	(54,262)		(3,527,030)
Williams Cos., Inc. (The)	(74,650)		(1,696,048)
WisdomTree Investments, Inc.	(299,958)		(1,457,796)
Zillow Group, Inc., Class A*	(69,513)		(2,715,178)
			(146,325,752)
TOTAL COMMON STOCKS
(Proceeds $(245,334,299))			(266,968,689)
PREFERRED STOCKS—(0.3%)
Brazil—(0.3%)
Gerdau SA - SP ADR, 1.723%	(502,708)		(1,995,751)
TOTAL PREFERRED STOCKS
(Proceeds $(1,965,933))			(1,995,751)
TOTAL SECURITIES SOLD SHORT—(47.5%)
(Proceeds $(247,300,232))			(268,964,440)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ —(1.6%)
Call Options Written—(1.6%)
Allstate Corp., (The)
Expiration:
01/17/2020,
Exercise Price:
97.50	(21)	(233,835)	(30,345)
Biogen, Inc.
Expiration:
01/17/2020,
Exercise Price:
240.00	(89)	(2,668,309)	(553,135)
Chubb Ltd.
Expiration:
01/17/2020,
Exercise Price:
140.00	(264)	(3,999,072)	(311,520)
Cisco Systems, Inc.
Expiration:
04/17/2020,
Exercise Price:
45.00	(1,029)	(4,662,399)	(265,482)
Comcast Corp.
Expiration:
01/17/2020,
Exercise Price:
40.00	(1,908)	(8,423,820)	(829,980)
Johnson & Johnson
Expiration:
01/17/2020,
Exercise Price:
130.00	(402)	(5,527,098)	(360,192)
Kansas City Southern
Expiration:
03/20/2020,
Exercise Price:
130.00	(364)	(5,548,088)	(877,240)
Laboratory Corp. of America Holdings
Expiration:
02/21/2020,
Exercise Price:
160.00	(345)	(5,944,005)	(558,900)
Masco Corp.
Expiration:
04/17/2020,
Exercise Price:
44.00	(1,279)	(5,953,745)	(562,760)
Medtronic PLC
Expiration:
06/19/2020,
Exercise Price:
105.00	(690)	(7,685,910)	(708,975)
Oracle Corp.
Expiration:
06/19/2020,
Exercise Price:
55.00	(1,760)	(9,880,640)	(809,600)
PulteGroup, Inc.
Expiration:
01/17/2020,
Exercise Price:
30.00	(864)	(3,425,760)	(855,360)
United Parcel Service, Inc., Class B
Expiration:
04/17/2020,
Exercise Price:
110.00	(485)	(5,806,905)	(617,162)
United Technologies Corp.
Expiration:
01/17/2020,
Exercise Price:
120.00	(56)	(830,704)	(160,440)
Verizon Communications, Inc.
Expiration:
06/19/2020,
Exercise Price:
60.00	(1,333)	(8,029,992)	(386,570)
Wells Fargo & Co.
Expiration:
06/19/2020,
Exercise Price:
47.50	(1,653)	(9,002,238)	(1,318,268)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(6,467,652))			(9,205,929)
TOTAL OPTIONS WRITTEN
(Premiums received $(6,467,652))			(9,205,929)
OTHER ASSETS IN EXCESS OF LIABILITIES—49.4%			279,647,863
NET ASSETS—100.0%			$566,132,629

(a)	7 day yield as of November 30, 2019
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at November 30, 2019, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)

Short
Brazil
Banco Inter SA-PR	Morgan Stanley	9/15/2020	1.55%	Monthly	(439,800)	$(1,558,211)	$(26,688)

India
Axis Bank	Morgan Stanley	9/15/2020	1.55	Monthly	(19,191)	(982,579)	20,845

Indonesia
Unilever Indonesia TBK PT	Macquarie	9/15/2020	1.54	Monthly	(646,800)	(1,915,623)	48,281

South Korea
Celltrion Inc.	Goldman Sachs	9/15/2020	1.55	Monthly	(8,458)	(1,247,900)	81,527
LG Chem. Ltd.	Goldman Sachs	12/31/2021	1.55	Monthly	(6,733)	(1,751,381)	80,105
Oil Corp.	Goldman Sachs	9/15/2020	1.55	Monthly	(14,071)	(1,065,584)	92,926
Samsung BioLogics Co. Ltd.	Goldman Sachs	9/15/2020	1.55	Monthly	(3,675)	(1,227,075)	29,016
						(5,291,940)	283,574
Switzerland
Stadler Rail AG	Morgan Stanley	9/15/2020	-0.71	Monthly	(41,329)	(2,022,320)	(556)

Taiwan
AU Optronics Corp.	Macquarie	9/15/2020	1.54	Monthly	(4,416,000)	(1,273,823)	(123,805)
Eclat Textile Co., Ltd.	Macquarie	9/15/2020	1.54	Monthly	(157,000)	(2,037,298)	27,979
Hiwin Technologies Corp.	Macquarie	9/15/2020	1.54	Monthly	(372,170)	(3,176,213)	(24,723)
						(6,487,334)	(120,549)
United Kingdom
Hargreaves Lansdown PLC	Goldman Sachs	9/15/2020	0.71	Monthly	(102,560)	(2,457,607)	(47,665)
Spectris PLC	Goldman Sachs	9/15/2020	0.71	Monthly	(60,096)	(2,176,274)	(68,462)
Whitbread PLC	Goldman Sachs	12/31/2020	0.71	Monthly	(49,360)	(2,931,783)	(120,922)
						(7,565,664)	(237,049)
Total Short						(25,823,671)	(32,142)
Net unrealized gain/(loss) on Contracts For Difference							$(32,142)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Bermuda	$8,111,510	$8,111,510	$-	$-
Brazil	3,648,142	3,648,142	-	-
Canada	17,979,159	17,979,159	-	-
China	1,565,564	1,565,564	-	-
Denmark	8,504,598	8,504,598	-	-
Finland	4,641,917	4,641,917	-	-
France	47,765,334	-	47,765,334	-
Germany	11,907,395	-	11,907,395	-
Hong Kong	13,721,562	5,453,639	8,267,923	-
Hungary	5,429,119	-	5,429,119	-
Ireland	5,960,503	-	5,960,503	-
Italy	5,014,020	-	5,014,020	-
Japan	63,343,297	-	63,343,297	-
Netherlands	10,579,387	4,416,658	6,162,729	-
South Korea	11,830,136	5,554,451	6,275,685	-
Switzerland	3,489,586	-	3,489,586	-
Taiwan	3,269,624	-	3,269,624	-
United Kingdom	32,704,409	3,616,788	29,087,621	-
United States	283,124,360	283,124,360	-	-
Preferred Stock
Brazil	2,661,154	2,661,154	-	-
Short-Term Investments	19,404,359	19,404,359	-	-
Contracts For Difference
Equity Contracts	380,679	20,845	359,834	-
Total Assets	$565,035,814	$368,703,144	$196,332,670	$-

Securities Sold Short	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Australia	$(11,880,915)	$-	$(11,880,915)	$-
Belgium	(3,712,573)	-	(3,712,573)	-
Bermuda	(1,386,404)	-	(1,386,404)	-
Canada	(5,868,257)	(5,868,257)	-	-
China	(6,493,939)	(1,746,811)	(4,747,128)	-
Denmark	(2,709,633)	(2,709,633)	-	-
France	(2,617,938)	-	(2,617,938)	-
Germany	(6,922,824)	(4,936,335)	(1,986,489)	-
Hong Kong	(7,883,475)	(2,169,257)	(5,714,218)	-
Ireland	(1,992,101)	-	(1,992,101)	-
Italy	(4,260,495)	-	(4,260,495)	-
Japan	(28,940,281)	-	(28,940,281)	-
Luxembourg	(2,614,374)	-	(2,614,374)	-
Netherlands	(1,943,235)	-	(1,943,235)	-
Norway	(2,297,190)	-	(2,297,190)	-
Sweden	(5,084,481)	(5,084,481)	-	-
Switzerland	(3,527,226)	-	(3,527,226)	-
United Kingdom	(20,507,596)	(6,796,858)	(13,710,738)	-
United States	(146,325,752)	(146,325,752)	-	-
Preferred Stock
Brazil	(1,995,751)	(1,995,751)	-	-
Options Written
Equity Contracts	(9,205,929)	(3,507,184)	(5,698,745)	-
Contracts For Difference
Equity Contracts	(412,821)	(27,244)	(385,577)	-
Total Liabilities	$(278,583,190)	$(181,167,563)	$(97,415,627)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price;
the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the
Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the
Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.
The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the
Securities and Exchange Commission.